Prepayments and other receivables (Details) - EUR (€) € in Thousands		Sep. 30, 2022	Dec. 31, 2021
Prepayments And Other Receivables
Prepayments (1)	[1]	€ 2,808	€ 4,575
VAT recoverable		6,574	3,564
Grant receivable		803
Other receivables		688	333
Prepayments and other receivables		€ 10,873	€ 8,472

[1]	Prepayments mostly consist of advance payments to vendors for payments relating to inventory ahead of receipt.